Borrowings - Schedule of reconciliation of loan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	€ 187,373
Proceeds of issue	184,015	€ 910
Repayments	(171,632)	(3,734)	€ (2,097)
Borrowings, ending period	179,167	187,373
Less: non-current portion	(161,261)	(166,521)
CURRENT PORTION	17,905	20,852
Pharmakon Loan Agreement Due 2030 and Amended Debt Financing Agreement Due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	180,841	167,520
Proceeds of issue	182,979	0
Transaction costs	(10,130)	(944)
Repayments	(170,213)	0
Accrued interest	28,403	22,530
Payment of interest	(17,558)	(18,978)
Exchange rate difference	(20,916)	10,713
Borrowings, ending period	173,407	180,841	€ 167,520
Less: non-current portion	(156,710)	(161,420)
CURRENT PORTION	€ 16,697	€ 19,421